Retirement-Related Benefits (Funded Status) (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Net funded status recognized in the consolidated statement of financial position
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	$ (18,261)	$ (16,242)
U.S. Defined Benefit Pension Plans
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	1,065	4,639
Current liabilities - compensation and benefits	(111)	(107)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(1,825)	(1,612)
Funded status	(871)	2,920
Non-U.S. Defined Benefit Pension Plans
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	1,095	912
Current liabilities - compensation and benefits	(326)	(364)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(11,060)	(9,705)
Funded status	(10,291)	(9,157)
U.S. Nonpension Postretirement Benefit Plans
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(381)	(256)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(4,656)	(4,200)
Funded status	(5,037)	(4,456)
Non-U.S. Nonpension Postretirement Plans
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	0	1
Current liabilities - compensation and benefits	(13)	(16)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(720)	(725)
Funded status	$ (733)	$ (740)